Interest income - Schedule of Interest Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Interest Income [Abstract]
Bank deposits	$ 17,785	$ 16,604	$ 9,642
Financial assets at amortized cost	2,091	1,960	755
Other interest income	1,897	776	597
Total	$ 21,773	$ 19,340	$ 10,994